Net other operating income (expense) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Government grants	€ 4,368	€ 4,181	€ 4,788
Capitalized expenses (asset construction)	123	12	693
Net foreign currency exchange gains / (losses)	(235)	452	361
Tax Credits	899	741	588
Other	476	826	672
Total	€ 5,631	€ 6,212	€ 7,102